QUARTERLY REPORT

February 29, 2020
Virtus Total Return Fund Inc.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-270-7788 or, with respect to requesting electronic delivery, by visiting www.virtus.com. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

FUND DISTRIBUTIONS AND MANAGED DISTRIBUTION PLAN
The Board of Directors (the “Board,” or the “Directors”) of Virtus Total Return Fund Inc. (the “Fund”) adopted a Managed Distribution Plan (the “Plan”) which currently provides for the Fund to make a monthly distribution rate of $0.113 per share. Under the terms of the Plan, the Fund seeks to maintain a consistent distribution level that may be paid in part or in full from net investment income, realized capital gains, and a return of capital, or a combination thereof.
If the Fund estimates that it has distributed more than its income and capital gains in a particular period, a portion of your distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
To the extent that the Fund uses capital gains and/or return of capital to supplement its investment income, you should not draw any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s Managed Distribution Plan.
The amounts and sources of distributions reported in Section 19(a) notices of the Investment Company Act of 1940 are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell you how to report distributions for federal income tax purposes.
The Board may amend, suspend or terminate the Managed Distribution Plan at any time, without prior notice to shareholders, if it deems such action to be in the best interest of the Fund and its shareholders.
Information on the Fund is available through the closed-end fund section on the web at
www.Virtus.com. Section 19(a) notices are posted on the website at:
https://www.virtus.com/products/virtus-total-return-fund.

MESSAGE TO SHAREHOLDERS
Dear Virtus Total Return Fund Inc. Shareholder:
I am pleased to present this quarterly report, which reviews the performance of the Virtus Total Return Fund Inc. for the quarter ended February 29, 2020.
For the three months through February 29, 2020, the Fund’s net asset value (NAV) returned (1.44%), including $0.34 in reinvested distributions, and its market price returned (8.69%). The NAV return during the period included an impact of (0.97%) from the options overlay strategy. For the same period, the Fund’s composite benchmark, which consists of 60% FTSE Developed Core Infrastructure 50/50 Index (net) and 40% Bloomberg Barclays U.S. Aggregate Bond Index, returned (0.12%), including reinvested dividends. The underlying indices returned (2.86%) for equities, and 3.69% for fixed income for the three months ended February 29, 2020.
On behalf of the Fund and its investment management team, I thank you for entrusting your assets to us. Should you have questions about your account or require assistance, please visit the closed-end fund section of Virtus.com, or call our customer service team at 866-270-7788. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Chief Executive Officer, and Director
Virtus Total Return Fund Inc.
April 2020

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than performance shown above.

KEY INVESTMENT TERMS AND RISKS
ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.
Bloomberg Barclays U.S. Aggregate Bond Index: The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign Investing: Investing internationally involves additional risks such as currency, political, accounting, economic, and market risk.
FTSE Developed Core Infrastructure 50/50 Index (net): The FTSE Developed Core Infrastructure 50/50 Index (net) is a free float-adjusted market capitalization-weighted index that gives participants an industry-defined interpretation of infrastructure and adjust the exposure to certain infrastructure sub-sectors. The constituent weights for the index are 50% utilities, 30% transportation including capping of 7.5% for railroads/railways, and a 20% mix of other sectors including pipelines, satellites, and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Fundamental Risk of Investing: There can be no assurance that the Fund will achieve its investment objectives. An investment in the shares of the Fund is subject to loss of principal; shares may decrease in value.
High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.
Leveraged Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or may trade infrequently on the secondary market. Loans can carry significant credit and call risk, can be difficult to value and have longer settlement times than other investments, which can make loans relatively illiquid at times.
Leverage: When a fund leverages its portfolio, the value of its shares may be more volatile and all other risks may be compounded.
Market Price/NAV: At the time of purchase and/or sale, an investor’s shares may have a market price that is above or below the fund’s NAV, which may increase the investor’s risk of loss.
Options Overlay Strategy: The options overlay strategy may not be successful in achieving its objective of increasing distributable income while limiting the risk of loss and, in periods of significant moves in the S&P 500® Index, has resulted and, in the future, may result in losses for investors.

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2020
($ reported in thousands)

	Par Value	Value
U.S. Government Security—0.8%
U.S. Treasury Bond 2.875%, 5/15/49	$ 3,075	$3,940
Total U.S. Government Security (Identified Cost $3,835)		3,940

Municipal Bonds—0.7%
California—0.5%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	1,000	1,767
University of California, Series B-A, Taxable 4.428%, 5/15/48	290	332
		2,099

Idaho—0.1%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48	355	485
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Taxable 3.411%, 1/1/43	85	92
Texas—0.0%
State of Texas, General Obligation Taxable 3.211%, 4/1/44	110	118
Virginia—0.1%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	565	607
Total Municipal Bonds (Identified Cost $2,948)		3,401
	Par Value	Value

Foreign Government Securities—4.7%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	$225	$34
RegS 8.250%, 10/13/24(1)(2)	610	91
RegS 7.650%, 4/21/25(1)(2)	830	124
Dominican Republic
144A 6.000%, 7/19/28(3)	350	387
144A 6.850%, 1/27/45(3)	705	784
Islamic Republic of Pakistan RegS 6.875%, 12/5/27(2)	335	352
Kingdom of Abu Dhabi 144A 3.125%, 9/30/49(3)	550	559
Kingdom of Jordan 144A 5.750%, 1/31/27(3)	1,080	1,140
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	600	762
Kingdom of Saudi Arabia 144A 3.625%, 3/4/28(3)	1,050	1,125
Republic of Angola 144A 8.000%, 11/26/29(3)	290	290
Republic of Colombia 3.000%, 1/30/30	660	666
Republic of Ecuador 144A 8.875%, 10/23/27(3)	615	444
Republic of Egypt
144A 7.600%, 3/1/29(3)	310	332
144A 8.500%, 1/31/47(3)	630	674
Republic of El Salvador 144A 7.625%, 2/1/41(3)	275	307
See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
Republic of Ghana 144A 8.125%, 3/26/32(3)	$545	$553
Republic of Indonesia
2.850%, 2/14/30	270	272
3.500%, 2/14/50	555	557
144A 4.350%, 1/8/27(3)	840	927
Republic of Ivory Coast 144A 6.125%, 6/15/33(3)	545	557
Republic of Kenya 144A 8.000%, 5/22/32(3)	625	676
Republic of Nigeria 144A 7.875%, 2/16/32(3)	395	397
Republic of Panama 4.300%, 4/29/53	400	491
Republic of South Africa
5.875%, 9/16/25	660	727
5.650%, 9/27/47	390	374
Republic of Turkey
7.375%, 2/5/25	170	181
4.875%, 10/9/26	800	749
6.000%, 3/25/27	935	926
7.625%, 4/26/29	765	817
5.250%, 3/13/30	280	255
Republic of Uruguay 5.100%, 6/18/50	260	327
Russian Federation 144A 5.625%, 4/4/42(3)	1,800	2,377
Ukraine 144A 7.375%, 9/25/32(3)	1,715	1,836
United Mexican States
4.500%, 4/22/29	580	656
Series M 6.500%, 6/9/22	5,044MXN	255
Total Foreign Government Securities (Identified Cost $22,362)		21,981

	Par Value	Value

Mortgage-Backed Securities—11.4%
Agency—0.6%
Federal National Mortgage Association
Pool #MA3088 4.000%, 8/1/47(4)	$357	$381
Pool #MA3638 4.000%, 4/1/49	1,158	1,220
Pool #MA3692 3.500%, 7/1/49	601	624
Pool #CA4128 3.000%, 9/1/49	461	475
		2,700

Non-Agency—10.8%
Agate Bay Mortgage Trust 2016-3, A5 144A 3.500%, 8/25/46(3)(5)	181	187
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(3)(5)	499	505
2018-C, A 144A 4.360%, 9/25/65(3)(5)	692	716
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(3)	1,000	1,090
2015-SFR1, A 144A 3.467%, 4/17/52(3)	164	174
2015-SFR2, C 144A 4.691%, 10/17/52(3)	340	375
Angel Oak Mortgage Trust 2019-3, A1 144A 2.930%, 5/25/59(3)(5)	588	592
Angel Oak Mortgage Trust I LLC
2018-2, A1 144A 3.674%, 7/27/48(3)(5)	612	620
2018-3, A1 144A 3.649%, 9/25/48(3)(5)	330	335

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-1, A1 144A 3.920%, 11/25/48(3)(5)	$593	$605
2019-2, A1 144A 3.628%, 3/25/49(3)(5)	386	393
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(3)(5)	524	532
2019-1, A1 144A 3.805%, 1/25/49(3)(5)	326	334
2019-2, A1 144A 3.347%, 4/25/49(3)(5)	384	390
Aventura Mall Trust 2013-AVM, C 144A 3.743%, 12/5/32(3)(5)	215	216
Banc of America Funding Trust
2004-D, 5A1 3.802%, 1/25/35(5)	57	58
2005-1, 1A1 5.500%, 2/25/35	9	9
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 2004-22CB, 1A1 6.000%, 10/25/34	78	80
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(3)	795	839
2017-SPL5, B1 144A 4.000%, 6/28/57(3)(5)	485	510
Bunker Hill Loan Depositary Trust 2019-1, A1 144A 3.613%, 10/26/48(3)(5)	702	710
	Par Value	Value

Non-Agency—continued
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(3)(5)	$660	$724
Chase Home Lending Mortgage Trust 2019-ATR1, A4 144A 4.000%, 4/25/49(3)(5)	301	305
Citigroup Commercial Mortgage Trust 2013-375P, B 144A 3.518%, 5/10/35(3)(5)	700	733
Citigroup Mortgage Loan Trust 2019-RP1, A1 144A 3.500%, 1/25/66(3)(5)	573	601
Citigroup Mortgage Loan Trust, Inc.
2019-IMC1, A1 144A 2.720%, 7/25/49(3)(5)	418	420
2015-A, A1 144A 3.500%, 6/25/58(3)(5)	36	36
COLT Mortgage Loan Trust Funding LLC
2019-1, A1 144A 3.705%, 3/25/49(3)(5)	502	511
2019-3, A1 144A 2.764%, 8/25/49(3)(5)	799	811
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(3)	400	421
2018-2, A 144A 4.026%, 11/15/52(3)	307	329
Credit Suisse First Boston Mortgage Securities Corp. 2003-AR30, 5A1 3.967%, 1/25/34(5)	161	164

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Deephaven Residential Mortgage Trust 2017-1A, A2 144A 2.928%, 12/26/46(3)(5)	$75	$74
Ellington Financial Mortgage Trust
2018-1, A1FX 144A 4.140%, 10/25/58(3)(5)	229	233
2019-1, A1 144A 2.934%, 6/25/59(3)(5)	445	449
2019-2, A3 144A 3.046%, 11/25/59(3)(5)	218	219
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(5)	226	231
2018-1, A23 144A 3.500%, 11/25/57(3)(5)	140	142
2018-2, A41 144A 4.500%, 10/25/58(3)(5)	440	450
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(3)(5)	394	404
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(3)	965	971
Homeward Opportunities Fund I Trust
2018-1, A1 144A 3.766%, 6/25/48(3)(5)	219	222
2018-2, A1 144A 3.985%, 11/25/58(3)(5)	383	392
2019-1, A1 144A 3.454%, 1/25/59(3)(5)	582	589
JPMorgan Chase (Bear Stearns) Alternate Loan Trust 2004-5, 3A1 4.249%, 6/25/34(5)	530	550
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.971%, 10/25/29(3)(5)	234	236
2016-SH1, M2 144A 3.750%, 4/25/45(3)(5)	246	259
	Par Value	Value

Non-Agency—continued
2016-SH2, M2 144A 3.750%, 12/25/45(3)(5)	$755	$794
2017-3, 2A2 144A 2.500%, 8/25/47(3)(5)	324	329
2017-4, A3 144A 3.500%, 11/25/48(3)(5)	62	63
2018-8, A3 144A 4.000%, 1/25/49(3)(5)	196	202
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(3)(5)	715	728
MASTR Alternative Loan Trust 2004-4, 6A1 5.500%, 4/25/34	45	46
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 2.827%, 6/25/52(3)(5)(6)	185	185
MetLife Securitization Trust
2017-1A, M1 144A 3.677%, 4/25/55(3)(5)	135	144
2019-1A, A1A 144A 3.750%, 4/25/58(3)(5)	662	697
New Residential Mortgage Loan Trust
2018-4A, A1S (1 month LIBOR + 0.750%) 144A 2.377%, 1/25/48(3)(5)	378	376
2014-1A, A 144A 3.750%, 1/25/54(3)(5)	82	87
2016-3A, A1 144A 3.750%, 9/25/56(3)(5)	116	122
2016-4A, A1 144A 3.750%, 11/25/56(3)(5)	51	53
2016-4A, B1A 144A 4.500%, 11/25/56(3)(5)	1,193	1,295
2017-2A, A3 144A 4.000%, 3/25/57(3)(5)	521	557
2018-1A, A1A 144A 4.000%, 12/25/57(3)(5)	640	677

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-NQM4, A1 144A 2.492%, 9/25/59(3)(5)	$162	$164
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 11/25/48(3)(5)	751	765
2019-INV1, A3 144A 4.500%, 11/25/48(3)(5)	418	433
2019-EXP3, 1A8 144A 3.500%, 10/25/59(3)(5)	161	164
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	700	731
Preston Ridge Partners Mortgage Trust 2019-GS1, A1 144A 3.500%, 10/25/24(3)(5)	241	244
Preston Ridge Partners Mortgage Trust LLC
2019-1A, A1 144A 4.500%, 1/25/24(3)(5)	755	764
2019-2A, A1 144A 3.967%, 4/25/24(3)(5)	672	676
Pretium Mortgage Credit Partners I LLC
2019-NPL3, A1 144A 3.105%, 7/27/59(3)(5)	394	395
2019-NPL1, A1 144A 4.213%, 7/25/60(3)(5)	341	342
Progress Residential Trust
2017-SFR1, B 144A 3.017%, 8/17/34(3)	785	796
2018-SFR1, B 144A 3.484%, 3/17/35(3)	300	305
2018-SFR2, B 144A 3.841%, 8/17/35(3)	760	781
2019-SFR3, B 144A 2.571%, 9/17/36(3)	280	283
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(5)	781	800
	Par Value	Value

Non-Agency—continued
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(5)	$930	$960
RCO V Mortgage LLC
2019-1, A1 144A 3.721%, 5/24/24(3)(5)	377	380
2019-2, A1 144A 3.475%, 11/25/24(3)(5)	181	183
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	90	93
Residential Mortgage Loan Trust
2019-1, A1 144A 3.936%, 10/25/58(3)(5)	195	197
2019-2, A1 144A 2.913%, 5/25/59(3)(5)	335	338
RMF Proprietary Issuance Trust 2019-1, A 144A 2.750%, 10/25/63(3)(5)	513	516
Sequoia Mortgage Trust 2013-8, B1 3.522%, 6/25/43(5)	311	319
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(3)(5)	706	718
Structured Adjustable Rate Mortgage Loan Trust 2004-4, 3A2 4.190%, 4/25/34(5)	103	105
Towd Point Mortgage Trust
2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 2.527%, 4/25/48(3)(5)	418	420
2015-1, A2 144A 3.250%, 10/25/53(3)(5)	830	841
2015-6, M1 144A 3.750%, 4/25/55(3)(5)	485	523
2015-5, A2 144A 3.500%, 5/25/55(3)(5)	160	166

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2017-1, M1 144A 3.750%, 10/25/56(3)(5)	$385	$413
2017-6, A2 144A 3.000%, 10/25/57(3)(5)	480	497
2018-6, A2 144A 3.750%, 3/25/58(3)(5)	480	518
2019-1, A1 144A 3.750%, 3/25/58(3)(5)	677	722
2018-4, A1 144A 3.000%, 6/25/58(3)(5)	253	264
2018-SJ1, A1 144A 4.000%, 10/25/58(3)(5)	198	201
2015-2, 1M1 144A 3.250%, 11/25/60(3)(5)	745	772
Tricon American Homes Trust
2016-SFR1, C 144A 3.487%, 11/17/33(3)	1,610	1,626
2017-SFR1, A 144A 2.716%, 9/17/34(3)	472	478
2019-SFR1, C 144A 3.149%, 3/17/38(3)	590	609
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(3)(5)	520	520
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.570%, 5/10/45(3)(5)	250	256
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(3)(5)	410	413
Verus Securitization Trust
2017-2A, A1 144A 2.485%, 7/25/47(3)(5)	127	127
2018-1, A1 144A 2.929%, 2/25/48(3)(5)	101	101
2018-2, B1 144A 4.426%, 6/1/58(3)(5)	625	636
2018-3, A1 144A 4.108%, 10/25/58(3)(5)	396	402
	Par Value	Value

Non-Agency—continued
2019-1, A1 144A 3.836%, 2/25/59(3)(5)	$567	$576
2019-INV1, A1 144A 3.402%, 12/25/59(3)(5)	454	459
Wells Fargo Commercial Mortgage Trust
2014-C24, AS 3.931%, 11/15/47	340	368
2015-LC20, B 3.719%, 4/15/50	860	920
		50,381

Total Mortgage-Backed Securities (Identified Cost $51,820)		53,081

Asset-Backed Securities—4.5%
Auto Floor Plan—0.1%
NextGear Floorplan Master Owner Trust 2018-1A, A2 144A 3.220%, 2/15/23(3)	355	361
Automobiles—2.2%
ACC Trust
2018-1, B 144A 4.820%, 5/20/21(3)	495	497
2019-1, A 144A 3.750%, 5/20/22(3)	186	188
2019-1, B 144A 4.470%, 10/20/22(3)	280	286
American Credit Acceptance Receivables Trust
2018-3, C 144A 3.750%, 10/15/24(3)	430	435

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2019-2, C 144A 3.170%, 6/12/25(3)	$340	$347
Avid Automobile Receivables Trust 2019-1, C 144A 3.140%, 7/15/26(3)	375	383
Capital Auto Receivables Asset Trust 2017-1, D 144A 3.150%, 2/20/25(3)	380	387
Carvana Auto Receivables Trust 2019-3A, D 144A 3.040%, 4/15/25(3)	345	351
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(3)	59	59
Drive Auto Receivables Trust 2019-4, C 2.510%, 11/17/25	350	356
DT Auto Owner Trust
2018-3A, C 144A 3.790%, 7/15/24(3)	285	292
2019-2A, B 144A 2.990%, 4/17/23(3)	340	345
Exeter Automobile Receivables Trust
2019-1A, D 144A 4.130%, 12/16/24(3)	330	342
2019-2A, C 144A 3.300%, 3/15/24(3)	345	353
2019-4A, C 144A 2.440%, 9/16/24(3)	415	421
First Investors Auto Owner Trust 2017-2A, B 144A 2.650%, 11/15/22(3)	415	417
	Par Value	Value

Automobiles—continued
Flagship Credit Auto Trust 2017-3, C 144A 2.910%, 9/15/23(3)	$505	$511
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(3)	455	459
2018-3A, C 144A 4.180%, 7/15/24(3)	515	538
Hertz Vehicle Financing II LP 2019-1A, A 144A 3.710%, 3/25/23(3)	310	323
OneMain Direct Auto Receivables Trust
2017-2A, C 144A 2.820%, 7/15/24(3)	415	417
2018-1A, C 144A 3.850%, 10/14/25(3)	305	316
Prestige Auto Receivables Trust
2017-1A, C 144A 2.810%, 1/17/23(3)	505	510
2019-1A, D 144A 3.010%, 8/15/25(3)	345	354
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(3)	345	350
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(3)	314	318
United Auto Credit Securitization Trust
2019-1, D 144A 3.470%, 8/12/24(3)	340	346

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2019-1, E 144A 4.290%, 8/12/24(3)	$305	$311
Veros Automobile Receivables Trust 2018-1, B 144A 4.050%, 2/15/24(3)	295	298
		10,510

Other—2.1%
Amur Equipment Finance Receivables VI LLC 2018-2A, A2 144A 3.890%, 7/20/22(3)	314	321
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(3)	219	224
Arbys Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(3)	369	381
Business Jet Securities LLC 2019-1, A 144A 4.212%, 7/15/34(3)	342	352
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(3)	548	562
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	130	133
Drug Royalty III LP 1 2016-1A, A 144A 3.979%, 4/15/27(3)	34	34
Foundation Finance Trust 2019-1A, A 144A 3.860%, 11/15/34(3)	506	522
FREED ABS Trust
2019-1, B 144A 3.870%, 6/18/26(3)	305	311
	Par Value	Value

Other—continued
2019-2, B 144A 3.190%, 11/18/26(3)	$315	$320
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	660	684
Kabbage Funding LLC 2019-1, A 144A 3.825%, 3/15/24(3)	315	321
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(3)	345	361
MVW LLC 2019-2A, A 144A 2.220%, 10/20/38(3)	380	386
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(3)	665	667
Octane Receivables Trust 2019-1A, A 144A 3.160%, 9/20/23(3)	594	597
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(3)	315	319
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	306	316
Primose Funding LLC 2019-1A, A2 144A 4.475%, 7/30/49(3)	658	696
Prosper Marketplace Issuance Trust 2018-2A, B 144A 3.960%, 10/15/24(3)	295	298
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(3)	295	303

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Other—continued
Small Business Lending Trust 2019-A, A 144A 2.850%, 7/15/26(3)	$254	$255
SoFi Consumer Loan Program LLC
2016-3, A 144A 3.050%, 12/26/25(3)	37	37
2017-1, A 144A 3.280%, 1/26/26(3)	62	62
SoFi Consumer Loan Program Trust 2019-3, A 144A 2.900%, 5/25/28(3)	265	268
Stack Infrastructure Issuer LLC 2019-1A, A2 144A 4.540%, 2/25/44(3)	381	406
Upgrade Master Pass-Through-Trust 2019-ST1, A 144A 4.000%, 7/15/25(3)(6)	312	312
VSE VOI Mortgage LLC 2016-A, A 144A 2.540%, 7/20/33(3)	132	133
Wendy’s Funding LLC 2019-1A, A2I 144A 3.783%, 6/15/49(3)	368	385
		9,966

Student Loan—0.1%
Commonbond Student Loan Trust 2019-AGS, A1 144A 2.540%, 1/25/47(3)	389	398
Total Asset-Backed Securities (Identified Cost $20,810)		21,235

Corporate Bonds and Notes—26.4%
Communication Services—2.6%
Altice Financing S.A. 144A 5.000%, 1/15/28(3)	200	196
	Par Value	Value

Communication Services—continued
America Movil SAB de C.V. 6.450%, 12/5/22	$20MXN	$99
Cable Onda S.A. 144A 4.500%, 1/30/30(3)	600	610
CCO Holdings LLC
144A 4.750%, 3/1/30(3)	520	536
144A 4.500%, 8/15/30(3)	275	278
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(3)	660	694
Clear Channel Worldwide Holdings, Inc.
144A 9.250%, 2/15/24(3)	66	70
144A 5.125%, 8/15/27(3)	105	105
Consolidated Communications, Inc. 6.500%, 10/1/22	705	679
CSC Holdings LLC 144A 5.750%, 1/15/30(3)	610	645
Diamond Sports Group LLC
144A 5.375%, 8/15/26(3)	290	267
144A 6.625%, 8/15/27(3)	525	425
DISH DBS Corp.
5.875%, 7/15/22	275	287
5.000%, 3/15/23	205	206
7.750%, 7/1/26	165	177
Front Range BidCo, Inc. 144A 4.000%, 3/1/27(3)	15	15
Frontier Communications Corp.
8.500%, 4/15/20	115	55
11.000%, 9/15/25	180	82

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Communication Services—continued
144A 8.500%, 4/1/26(3)	$225	$228
iHeartCommunications, Inc. 8.375%, 5/1/27	358	388
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(3)	340	367
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(3)	340	358
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(3)	125	126
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(3)	440	374
Meredith Corp. 6.875%, 2/1/26	370	371
Sirius XM Radio, Inc. 144A 5.500%, 7/1/29(3)	240	258
Sprint Corp. 7.875%, 9/15/23	475	543
Sprint Spectrum Co. LLC
144A 3.360%, 9/20/21(3)	87	88
144A 4.738%, 3/20/25(3)	465	498
144A 5.152%, 3/20/28(3)	385	433
Telesat Canada
144A 4.875%, 6/1/27(3)	235	240
144A 6.500%, 10/15/27(3)	810	838
Tencent Holdings Ltd. 144A 3.975%, 4/11/29(3)	695	788
	Par Value	Value

Communication Services—continued
Twitter, Inc. 144A 3.875%, 12/15/27(3)	$525	$536
Ypso Finance Bis S.A. 144A 6.000%, 2/15/28(3)	400	385
		12,245

Consumer Discretionary—2.0%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	530	509
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(3)	305	300
Dana, Inc. 5.375%, 11/15/27	520	525
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(3)	385	389
Eldorado Resorts, Inc. 6.000%, 9/15/26	185	201
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	400	411
Golden Nugget, Inc. 144A 8.750%, 10/1/25(3)	320	321
Lear Corp. 3.800%, 9/15/27	705	747
Lithia Motors, Inc. 144A 4.625%, 12/15/27(3)	340	348
M/I Homes, Inc. 144A 4.950%, 2/1/28(3)	770	783
MGM Growth Properties Operating Partnership LP 5.750%, 2/1/27	305	334

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
MGM Resorts International 5.500%, 4/15/27	$390	$421
Michaels Stores, Inc. 144A 8.000%, 7/15/27(3)	130	108
Neiman Marcus Group Ltd. LLC 144A 8.000%, 10/25/24(3)	224	64
Panther BF Aggregator 2 LP 144A 8.500%, 5/15/27(3)	385	392
PulteGroup, Inc.
7.875%, 6/15/32	235	318
6.375%, 5/15/33	280	343
QVC, Inc.
4.375%, 3/15/23	305	318
4.750%, 2/15/27	345	339
Scientific Games International, Inc.
144A 8.250%, 3/15/26(3)	480	496
144A 7.000%, 5/15/28(3)	115	112
Station Casinos LLC 144A 4.500%, 2/15/28(3)	390	371
TRI Pointe Group, Inc. 5.875%, 6/15/24	210	228
Under Armour, Inc. 3.250%, 6/15/26	470	444
Vista Outdoor, Inc. 5.875%, 10/1/23	315	305
Weekley Homes LLC 6.625%, 8/15/25	325	337
		9,464

Consumer Staples—0.8%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(3)	585	576
Altria Group, Inc. 4.800%, 2/14/29	815	932
Bacardi Ltd. 144A 4.700%, 5/15/28(3)	655	750
	Par Value	Value

Consumer Staples—continued
Chobani LLC 144A 7.500%, 4/15/25(3)	$665	$662
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(3)	215	207
Sigma Finance Netherlands BV 144A 4.875%, 3/27/28(3)	680	750
		3,877

Energy—4.4%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	485	398
Blue Racer Midstream LLC 144A 6.625%, 7/15/26(3)	335	285
Callon Petroleum Co. 6.125%, 10/1/24	124	98
Cheniere Energy Partners LP
5.625%, 10/1/26	300	302
144A 4.500%, 10/1/29(3)	340	325
Citgo Holding, Inc. 144A 9.250%, 8/1/24(3)	245	255
CrownRock LP 144A 5.625%, 10/15/25(3)	525	505
Denbury Resources, Inc.
144A 9.250%, 3/31/22(3)	119	95
144A 7.750%, 2/15/24(3)	125	70
Geopark Ltd. 144A 6.500%, 9/21/24(3)	655	662
HollyFrontier Corp. 5.875%, 4/1/26(4)	760	854
KazMunayGas National Co., JSC
144A 4.750%, 4/19/27(3)	425	470

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Energy—continued
144A 5.750%, 4/19/47(3)	$360	$441
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	615	843
Kinder Morgan, Inc. 7.750%, 1/15/32	25	36
Lukoil International Finance BV 144A 4.563%, 4/24/23(3)	225	237
MEG Energy Corp. 144A 7.125%, 2/1/27(3)	395	375
MPLX LP 4.000%, 3/15/28	631	667
Nabors Industries, Inc. 5.750%, 2/1/25	285	205
Odebrecht Offshore Drilling Finance Ltd. PIK Interest Capitalization, 144A 7.720%, 12/1/26(3)(7)	183	39
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(8)	26	—(9)
Ovintiv, Inc. 8.125%, 9/15/30(4)	280	353
Parsley Energy LLC 144A 4.125%, 2/15/28(3)	345	323
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	465	490
Pertamina Persero PT 144A 6.450%, 5/30/44(3)	1,765	2,353
Petrobras Global Finance B.V.
7.375%, 1/17/27	785	959
5.750%, 2/1/29	755	851
6.900%, 3/19/49	880	1,054
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	665	67
Petroleos Mexicanos
6.500%, 3/13/27	620	649
	Par Value	Value

Energy—continued
6.500%, 6/2/41	$250	$242
6.350%, 2/12/48	1,440	1,338
144A 6.840%, 1/23/30(3)	665	695
144A 7.690%, 1/23/50(3)	265	276
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	445	470
Sanchez Energy Corp. 144A 7.250%, 2/15/23(1)(3)	105	58
Sinopec Group Overseas Development 2017 Ltd. 144A 3.625%, 4/12/27(3)	590	644
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(2)	790	972
Targa Resources Partners LP 5.875%, 4/15/26	500	515
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(3)	92	91
Transocean, Inc. 144A 8.000%, 2/1/27(3)	90	75
USA Compression Partners LP
6.875%, 4/1/26	615	595
6.875%, 9/1/27	30	29
Vine Oil & Gas LP 144A 8.750%, 4/15/23(3)	270	116
		20,377

Financials—5.6%
Acrisure LLC
144A 8.125%, 2/15/24(3)	110	117
144A 7.000%, 11/15/25(3)	670	655

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
AerCap Ireland Capital DAC 3.650%, 7/21/27	$830	$856
Allstate Corp. (The) Series B 5.750%, 8/15/53(4)(10)	709	766
Ares Finance Co., LLC 144A 4.000%, 10/8/24(3)	675	700
Athene Holding Ltd. 4.125%, 1/12/28(4)	770	820
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)(4)	620	703
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	965	1,001
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(3)	685	714
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	450	504
Banco de Credito e Inversiones S.A. 144A 3.500%, 10/12/27(3)	430	445
Bancolombia S.A. 4.625%, 12/18/29	200	204
Bank of Montreal 3.803%, 12/15/32	531	572
Brighthouse Financial, Inc. 3.700%, 6/22/27(4)	825	839
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	660	721
Capital One Financial Corp. 3.750%, 7/28/26(4)	870	932
Citadel LP 144A 4.875%, 1/15/27(3)	525	576
	Par Value	Value

Financials—continued
Discover Bank 4.682%, 8/9/28	$725	$770
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	350	357
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	710	797
Goldman Sachs Group, Inc. (The) 3.850%, 1/26/27	745	819
Grupo de Inversiones Suramericana S.A. 144A 5.500%, 4/29/26(3)	275	307
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	68	68
ICAHN Enterprises LP 6.250%, 5/15/26	685	702
ING Groep N.V. 6.000% (8)(10)	570	569
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(3)	630	650
Jefferies Group LLC 4.850%, 1/15/27	300	332
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	870	1,209
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	320	304
Lincoln National Corp. (3 month LIBOR + 2.040%) 3.859%, 4/20/67(4)(5)(10)	130	109
MSCI, Inc. 144A 4.000%, 11/15/29(3)	643	666
Navient Corp.
6.750%, 6/25/25	510	538
5.000%, 3/15/27	165	160

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
Prudential Financial, Inc.
5.875%, 9/15/42	$440	$467
5.625%, 6/15/43(10)	400	421
Santander Holdings USA, Inc.
3.500%, 6/7/24	400	421
4.400%, 7/13/27	435	477
SBA Tower Trust 144A 2.836%, 1/15/25(3)	280	293
Springleaf Finance Corp.
6.875%, 3/15/25	255	280
7.125%, 3/15/26	290	322
5.375%, 11/15/29	45	46
Synchrony Financial 3.950%, 12/1/27(4)	785	842
Synovus Financial Corp. 5.900%, 2/7/29	359	386
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(4)	160	173
Toronto-Dominion Bank (The) 3.625%, 9/15/31(4)	770	838
Voya Financial, Inc. 5.650%, 5/15/53	550	588
Wells Fargo & Co. Series S 5.900% (4)(8)(10)	530	568
Zions Bancorp NA 3.250%, 10/29/29	335	351
		25,955

Health Care—1.8%
Advanz Pharma Corp Ltd. 8.000%, 9/6/24	77	72
Avantor, Inc.
144A 6.000%, 10/1/24(3)	150	157
	Par Value	Value

Health Care—continued
144A 9.000%, 10/1/25(3)	$145	$158
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(3)	90	101
144A 8.500%, 1/31/27(3)	270	296
Bausch Health Cos., Inc.
144A 5.750%, 8/15/27(3)	15	16
144A 7.000%, 1/15/28(3)	390	417
Catalent Pharma Solutions, Inc. 144A 5.000%, 7/15/27(3)	110	115
Centene Corp.
144A 5.375%, 6/1/26(3)	90	95
144A 4.625%, 12/15/29(3)	270	289
Charles River Laboratories International, Inc. 144A 4.250%, 5/1/28(3)	145	146
Community Health Systems, Inc. 144A 6.625%, 2/15/25(3)	305	311
Endo Dac 144A 6.000%, 7/15/23(3)	262	206
HCA, Inc.
5.375%, 2/1/25	270	298
5.625%, 9/1/28	335	380
5.875%, 2/1/29	20	23
4.125%, 6/15/29	325	357
5.125%, 6/15/39	140	163
5.250%, 6/15/49	210	244
LifePoint Health, Inc. 144A 4.375%, 2/15/27(3)	250	247

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Health Care—continued
Mylan NV 3.950%, 6/15/26	$580	$631
Ortho-Clinical Diagnostics, Inc.
144A 6.625%, 5/15/22(3)	33	33
144A 7.250%, 2/1/28(3)	90	88
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)	125	132
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	550	600
Select Medical Corp. 144A 6.250%, 8/15/26(3)	530	565
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(3)	400	393
144A 10.000%, 4/15/27(3)	135	147
Tenet Healthcare Corp.
8.125%, 4/1/22	110	119
144A 5.125%, 11/1/27(3)	201	209
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/1/26	215	187
144A 7.125%, 1/31/25(3)	470	497
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(3)	590	578
		8,270

Industrials—2.7%
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(3)	610	640
ASGN, Inc. 144A 4.625%, 5/15/28(3)	308	305
	Par Value	Value

Industrials—continued
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)	$810	$839
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	715	761
Beacon Roofing Supply, Inc. 144A 4.500%, 11/15/26(3)	525	520
Bombardier, Inc. 144A 7.500%, 3/15/25(3)	125	123
Carlisle Cos., Inc. 2.750%, 3/1/30	683	683
Delhi International Airport Ltd. 144A 6.450%, 6/4/29(3)	320	341
DP World plc 144A 6.850%, 7/2/37(3)	630	795
Garda World Security Corp. 144A 4.625%, 2/15/27(3)	320	316
GFL Environmental, Inc.
144A 7.000%, 6/1/26(3)	140	147
144A 8.500%, 5/1/27(3)	120	130
Hillenbrand, Inc. 4.500%, 9/15/26	340	370
Hillman Group, Inc. (The) 144A 6.375%, 7/15/22(3)	555	498
Norwegian Air Shuttle ASA Pass-Through Trust 2016-1, A 144A 4.875%, 5/10/28(3)	442	432
Oshkosh Corp. 4.600%, 5/15/28	872	987
Pentair Finance S.a.r.l 4.500%, 7/1/29	580	652
Signature Aviation US Holdings, Inc. 144A 4.000%, 3/1/28(3)	645	637

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Industrials—continued
SRS Distribution, Inc. 144A 8.250%, 7/1/26(3)	$505	$529
Stanley Black & Decker, Inc. 4.000%, 3/15/60(10)	1,377	1,389
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(3)	365	349
TransDigm, Inc.
144A 6.250%, 3/15/26(3)	240	254
144A 5.500%, 11/15/27(3)	535	534
Vertiv Intermediate Holding Corp. PIK Interest Capitalization, 144A 12.000%, 2/15/22(3)(11)	575	592
		12,823

Information Technology—1.3%
Alibaba Group Holding Ltd. 3.400%, 12/6/27	645	694
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(3)	35	35
Citrix Systems, Inc. 3.300%, 3/1/30	940	945
Dell International LLC
144A 6.020%, 6/15/26(3)	100	117
144A 8.100%, 7/15/36(3)	340	467
Exela Intermediate LLC 144A 10.000%, 7/15/23(3)	120	41
Juniper Networks, Inc. 3.750%, 8/15/29	690	746
Motorola Solutions, Inc.
4.600%, 2/23/28	497	562
	Par Value	Value

Information Technology—continued
4.600%, 5/23/29	$260	$299
Open Text Holdings, Inc. 144A 4.125%, 2/15/30(3)	450	448
Radiate Holdco LLC 144A 6.625%, 2/15/25(3)	600	602
ViaSat, Inc. 144A 5.625%, 9/15/25(3)	705	696
VMware, Inc. 3.900%, 8/21/27	490	527
		6,179

Materials—2.7%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	400	430
ARD Finance S.A. PIK Interest Capitalization, 144A 6.500%, 6/30/27(3)(12)	660	664
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(10)	400	465
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	645	695
Glencore Funding LLC 144A 4.000%, 3/27/27(3)	905	979
Greif, Inc. 144A 6.500%, 3/1/27(3)	345	371
GUSAP III LP 144A 4.250%, 1/21/30(3)	615	624
Hecla Mining Co. 7.250%, 2/15/28	360	354
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(3)	300	301
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(3)	795	813

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Materials—continued
Kaiser Aluminum Corp. 144A 4.625%, 3/1/28(3)	$405	$401
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	612	581
LSB Industries, Inc. 144A 9.625%, 5/1/23(3)	305	307
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(3)	405	392
Novelis Corp. 144A 4.750%, 1/30/30(3)	330	324
Olin Corp. 5.625%, 8/1/29	635	640
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(3)	190	192
SABIC Capital II BV 144A 4.500%, 10/10/28(3)	675	763
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(3)	505	542
Scotts Miracle-Gro Co. (The) 144A 4.500%, 10/15/29(3)	395	409
Syngenta Finance N.V.
144A 4.441%, 4/24/23(3)	430	457
144A 4.892%, 4/24/25(3)	200	221
Teck Resources Ltd. 6.125%, 10/1/35	580	689
TPC Group, Inc. 144A 10.500%, 8/1/24(3)	240	244
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(3)	365	369
	Par Value	Value

Materials—continued
144A 6.625%, 11/1/25(3)	$375	$345
		12,572

Real Estate—1.3%
EPR Properties 4.750%, 12/15/26	795	894
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(3)	590	575
GLP Capital LP
5.250%, 6/1/25	225	252
5.750%, 6/1/28	502	588
5.300%, 1/15/29	160	185
Iron Mountain, Inc. 144A 4.875%, 9/15/29(3)	615	609
iStar, Inc. 4.250%, 8/1/25	645	640
MPT Operating Partnership LP
5.000%, 10/15/27	320	334
4.625%, 8/1/29	130	137
Office Properties Income Trust 4.500%, 2/1/25(4)	815	886
Service Properties Trust
4.950%, 2/15/27	655	695
4.375%, 2/15/30	215	218
		6,013

Utilities—1.2%
CenterPoint Energy, Inc. 4.250%, 11/1/28	575	658
Centrais Eletricas Brasileiras S.A. 144A 4.625%, 2/4/30(3)	530	537
DPL, Inc. 144A 4.350%, 4/15/29(3)	835	780

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Utilities—continued
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	$550	$549
Ferrellgas Partners LP 8.625%, 6/15/20(13)	50	20
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(3)	855	919
Talen Energy Supply LLC
144A 7.250%, 5/15/27(3)	70	70
144A 6.625%, 1/15/28(3)	405	388
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	495	533
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(3)(6)	125	—(9)
Transportadora de Gas Internacional SA ESP 144A 5.550%, 11/1/28(3)	255	301
Vistra Operations Co., LLC 144A 4.300%, 7/15/29(3)	665	682
		5,437

Total Corporate Bonds and Notes (Identified Cost $119,723)		123,212

Leveraged Loans(5)—5.6%
Aerospace—0.3%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (3 month LIBOR + 3.500%) 5.340%, 2/6/27	530	523
	Par Value	Value

Aerospace—continued
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 5.360%, 12/6/25	$109	$109
Dynasty Acquisition Co., Inc.
2020, Tranche B-1 (3 month LIBOR + 3.500%) 5.213%, 4/6/26	155	151
2020, Tranche B-2 (3 month LIBOR + 3.500%) 5.213%, 4/6/26	83	81
DynCorp International, Inc. Tranche B, First Lien (1 month LIBOR + 6.000%) 7.659%, 8/18/25	143	141
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 3.853%, 5/30/25	182	178
Tranche F (1 month LIBOR + 2.250%) 3.853%, 12/9/25	111	109
		1,292

Chemicals—0.1%
Innophos Holdings, Inc. (3 month LIBOR + 3.750%) 5.421%, 2/5/27	325	322
Omnova Solutions, Inc. Tranche B-2 (1 month LIBOR + 3.250%) 4.853%, 8/25/23	330	323
		645

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Consumer Durables—0.1%
Global Appliance, Inc. Tranche B (1 month LIBOR + 4.000%) 5.610%, 9/29/24	$272	$264
Consumer Non-Durables—0.4%
American Greetings Corp. (1 month LIBOR + 4.500%) 6.103%, 4/6/24	583	571
Diamond (BC) B.V. (1 month LIBOR + 3.000%) 4.777%, 9/6/24	405	387
Kronos Acquisition Holdings, Inc. Tranche B-3 (1 month LIBOR + 4.000%) 5.603%, 5/15/23	408	401
Parfums Holding Co., Inc. First Lien (3 month LIBOR + 4.250%) 5.863%, 6/30/24	281	275
Rodan & Fields LLC (1 month LIBOR + 4.000%) 5.659%, 6/16/25	305	212
		1,846

Energy—0.2%
Buckeye Partners LP (1 month LIBOR + 2.750%) 4.405%, 11/1/26	65	64
California Resources Corp. 2016 (3 month LIBOR + 10.375%) 11.988%, 12/31/21	95	48
Citgo Petroleum Corp. 2019, Tranche B (3 month LIBOR + 5.000%) 6.945%, 3/27/24	308	306
	Par Value	Value

Energy—continued
Fieldwood Energy LLC First Lien (3 month LIBOR + 5.250%) 7.027%, 4/11/22	$685	$531
		949

Financial—0.3%
Asurion LLC Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 8.103%, 8/4/25	506	507
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 4.603%, 6/16/25	570	559
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 4.403%, 6/28/23	200	200
		1,266

Food / Tobacco—0.4%
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 4.353%, 3/31/25	138	134
Chobani LLC Tranche B (1 month LIBOR + 3.500%) 5.103%, 10/10/23	432	424
Dole Food Co., Inc. Tranche B (1 month LIBOR + 2.750%) 4.382%, 4/6/24	397	391
H-Food Holdings LLC (1 month LIBOR + 3.688%) 5.291%, 5/23/25	284	279
Milk Specialties Co. (1 month LIBOR + 4.000%) 5.603%, 8/16/23	127	118

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Shearer’s Foods LLC Second Lien (1 month LIBOR + 6.750%) 8.353%, 6/30/22	$465	$459
		1,805

Forest Prod / Containers—0.1%
Berry Global, Inc. (1 month LIBOR + 2.000%) 3.671%, 7/1/26	139	137
BWay Holding Co. (3 month LIBOR + 3.250%) 5.084%, 4/3/24	404	385
		522

Gaming / Leisure—0.4%
Affinity Gaming LLC (1 month LIBOR + 3.250%) 4.853%, 7/3/23	287	278
Gateway Casinos & Entertainment Ltd. (3 month LIBOR + 3.000%) 4.945%, 12/1/23	377	368
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 4.350%, 4/29/24	280	259
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 4.366%, 8/14/24	313	303
Seminole Tribe of Florida (1 month LIBOR + 1.750%) 3.353%, 7/8/24	258	255
	Par Value	Value

Gaming / Leisure—continued
Stars Group Holdings B.V. (3 month LIBOR + 3.500%) 5.445%, 7/10/25	$200	$199
UFC Holdings LLC Tranche B (1 month LIBOR + 3.250%) 4.860%, 4/29/26	109	108
		1,770

Healthcare—0.6%
21st Century Oncology, Inc. Tranche B (2 month LIBOR + 6.125%) 7.915%, 1/16/23	32	31
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 5.153%, 10/31/25	158	158
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 6.103%, 6/30/25	187	188
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 4.409%, 11/27/25	145	144
(1 month LIBOR + 3.000%) 4.659%, 6/2/25	72	72
CHG Healthcare Services, Inc. (1 month LIBOR + 3.000%) 4.603%, 6/7/23	362	359
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 5.353%, 10/10/25	158	126

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Healthcare—continued
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 3.695%, 6/11/25	$271	$269
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 5.353%, 11/17/25	573	567
Navicure, Inc. (1 month LIBOR + 4.000%) 5.603%, 10/22/26	160	158
One Call Corp. First Lien (3 month LIBOR + 5.250%) 6.954%, 11/27/22	468	448
Ortho-Clinical Diagnostics, Inc. (1 month LIBOR + 3.250%) 4.905%, 6/30/25	268	254
Select Medical Corp. Tranche B (3 month LIBOR + 2.500%) 4.580%, 3/6/25	65	64
Viant Medical Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 5.695%, 7/2/25	214	206
		3,044

Housing—0.2%
American Builders & Contractors Supply Co., Inc. (1 month LIBOR + 2.000%) 3.603%, 1/15/27	494	488
CPG International LLC (3 month LIBOR + 3.750%) 5.933%, 5/6/24	471	467
		955

	Par Value	Value

Information Technology—0.5%
Applied Systems, Inc. Second Lien (3 month LIBOR + 7.000%) 8.945%, 9/19/25	$124	$126
Aston Finco S.a.r.l. First Lien (3 month LIBOR + 4.250%) 6.128%, 10/9/26	115	114
Boxer Parent Co., Inc. (1 month LIBOR + 4.250%) 5.853%, 10/2/25	186	178
Dell International LLC Tranche B-1 (1 month LIBOR + 2.000%) 3.610%, 9/19/25	95	94
Kronos, Inc.
2018 (3 month LIBOR + 3.000%) 4.763%, 11/1/23	634	628
Second Lien (3 month LIBOR + 8.250%) 10.013%, 11/1/24	126	126
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 3.353%, 4/16/25	107	106
Tranche B-4 (1 month LIBOR + 1.750%) 3.353%, 4/16/25	77	75
Vertafore, Inc. First Lien (1 month LIBOR + 3.250%) 4.853%, 7/2/25	467	456

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Vertiv Group Corp. Tranche B, First Lien (3 month LIBOR + 3.000%) 0.000%, 2/11/27(14)	$285	$282
VS Buyer LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 3/2/27(14)	70	69
		2,254

Manufacturing—0.3%
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 6.381%, 8/17/22	282	214
Filtration Group Corp. (1 month LIBOR + 3.000%) 4.603%, 3/29/25	467	463
Hillman Group, Inc. (The) (1 month LIBOR + 4.000%) 5.603%, 5/31/25	273	261
U.S. Farathane LLC Tranche B-4 (1 month LIBOR + 3.500%) 5.103%, 12/23/21	415	390
		1,328

Media / Telecom - Broadcasting—0.1%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 4.880%, 8/24/26	120	109
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.750%) 4.405%, 9/18/26	319	316
		425

	Par Value	Value

Media / Telecom - Cable/Wireless Video—0.1%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 3.909%, 1/15/26	$257	$253
Intelsat Jackson Holdings SA Tranche B-5 (3 month LIBOR + 0.000%) 0.000%, 1/2/24(14)	260	261
Ziggo Financing Partnership Tranche I (1 month LIBOR + 2.500%) 4.159%, 4/30/28	135	131
		645

Media / Telecom - Diversified Media—0.0%
Crown Finance US, Inc. (1 month LIBOR + 2.250%) 3.853%, 2/28/25	114	105
Media / Telecom - Telecommunications—0.1%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 3.853%, 3/15/27	205	199
Securus Technologies Holdings, Inc.
First Lien (1 month LIBOR + 4.500%) 6.103%, 11/1/24	45	36
Second Lien (1 month LIBOR + 8.250%) 9.834%, 11/1/25	175	79
		314

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Media / Telecom - Wireless Communications—0.1%
Commscope, Inc. (1 month LIBOR + 3.250%) 4.853%, 4/4/26	$204	$201
Iridium Satellite LLC (1 month LIBOR + 3.750%) 5.353%, 11/4/26	45	45
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 3.360%, 4/11/25	153	151
		397

Retail—0.0%
Neiman Marcus Group Ltd. LLC (1 month LIBOR + 6.000%) 7.666%, 10/25/23	146	112
Service—0.9%
Carlisle Food Service Products, Inc. First Lien (1 month LIBOR + 3.000%) 4.603%, 3/20/25	400	384
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 4.000%) 5.613%, 2/6/26	420	421
GFL Environmental, Inc. 2018 (1 month LIBOR + 3.000%) 5.298%, 5/30/25	531	520
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 5.104%, 6/30/24	114	109
	Par Value	Value

Service—continued
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 4.353%, 2/14/25	$544	$535
Pi US Mergerco, Inc. Tranche B-1 (1 month LIBOR + 3.250%) 4.853%, 1/3/25	668	664
Pug LLC Tranche B (3 month LIBOR + 3.500%) 5.168%, 1/29/27	530	496
Sedgwick Claims Management Services, Inc.
(1 month LIBOR + 3.250%) 4.853%, 12/31/25	288	281
2019 (1 month LIBOR + 4.000%) 5.603%, 9/3/26	189	187
Terra Bidco Ltd. First Lien (3 month LIBOR + 5.000%) 0.000%, 11/25/26(14)	350	349
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 5.360%, 2/1/23	329	309
		4,255

Transportation - Automotive—0.2%
Cooper-Standard Automotive, Inc. Tranche B-1 (3 month LIBOR + 2.000%) 0.000%, 11/2/23(14)	455	416

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Par Value	Value

Transportation - Automotive—continued
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 5.160%, 11/6/24	$316	$312
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 5.103%, 4/30/26	264	257
		985

Utility—0.2%
APLP Holdings LP 2020, Tranche B (1 month LIBOR + 2.500%) 4.103%, 4/14/25	87	86
Brookfield WEC Holdings, Inc. (1 month LIBOR + 3.000%) 4.603%, 8/1/25	600	588
Calpine Corp. 2019 (3 month LIBOR + 2.250%) 4.200%, 4/5/26	457	450
		1,124

Total Leveraged Loans (Identified Cost $27,091)		26,302

	Shares
Preferred Stocks—1.0%
Financials—0.9%
Citigroup, Inc. Series P, 5.950%	460(15)	496
Huntington Bancshares, Inc. Series E, 5.700%	297(15)	298
JPMorgan Chase & Co. Series HH, 4.600%	285(15)	286
KeyCorp Series D, 5.000%(16)	920(15)	957
M&T Bank Corp. Series F, 5.125%(16)	470(15)	504
	Shares	Value
Financials—continued
MetLife, Inc. Series D, 5.875%	329(15)	$367
PNC Financial Services Group, Inc. (The) Series S, 5.000%(4)	755(15)	798
Zions Bancorp NA, 6.950%	17,485	514
		4,220

Industrials—0.1%
General Electric Co. Series D, 5.000%(4)	622(15)	605
Total Preferred Stocks (Identified Cost $4,684)		4,825

Common Stocks—82.9%
Communication Services—1.6%
Cellnex Telecom SA	148,236	7,227
Clear Channel Outdoor Holdings, Inc.(17)	2,887	6
		7,233

Energy—11.4%
Cheniere Energy, Inc.(17)	91,100	4,673
Enbridge, Inc.	309,500	11,585
Frontera Energy Corp.	1,636	9
Keyera Corp.	161,449	3,875
Kinder Morgan, Inc.	356,599	6,836
ONEOK, Inc.	116,200	7,753
Pembina Pipeline Corp.	153,400	5,526
Targa Resources Corp.	120,829	3,915
TC Energy Corp.	174,750	9,148
		53,320

Industrials—20.6%
Aena SME SA	59,863	9,642
Atlantia SpA	286,900	6,205
Auckland International Airport Ltd.	901,901	4,456
Canadian Pacific Railway Ltd.	16,090	4,003
Ferrovial SA	222,314	6,385

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Shares	Value

Industrials—continued
Fraport AG Frankfurt Airport Services Worldwide	56,888	$3,635
Norfolk Southern Corp.	52,091	9,499
Sydney Airport	1,813,502	9,268
Transurban Group	2,184,018	21,297
Union Pacific Corp.	79,827	12,757
Vinci SA	92,216	9,318
		96,465

Real Estate—8.3%
American Tower Corp.	101,900	23,111
Crown Castle International Corp.	109,200	15,647
		38,758

Utilities—41.0%
Ameren Corp.	81,200	6,415
American Electric Power Co., Inc.	137,495	12,273
American Water Works Co., Inc.	61,300	7,580
Atmos Energy Corp.	64,400	6,649
CenterPoint Energy, Inc.	244,400	5,626
CMS Energy Corp.	129,200	7,806
Dominion Energy, Inc.	206,885	16,174
DTE Energy Co.	35,100	3,920
Edison International	132,900	8,930
EDP - Energias de Portugal SA	905,575	4,228
Emera, Inc.	133,400	5,621
Enel SpA	669,040	5,616
Essential Utilities, Inc.	118,600	5,101
Fortis, Inc.	163,975	6,636
Iberdrola SA	602,048	6,892
National Grid plc	849,060	10,703
NextEra Energy, Inc.	105,773	26,735
NiSource, Inc.	211,300	5,709
Orsted A/S	76,308	7,878
Public Service Enterprise Group, Inc.	146,400	7,512
	Shares	Value

Utilities—continued
Sempra Energy	98,515	$13,771
Spire, Inc.	56,700	4,255
Xcel Energy, Inc.	88,500	5,515
		191,545

Total Common Stocks (Identified Cost $366,581)		387,321

Exchange-Traded Fund—0.6%
iShares iBoxx High Yield Corporate Bond ETF(18)	29,980	2,579
Total Exchange-Traded Fund (Identified Cost $2,609)		2,579

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.	2,084	2
Total Rights (Identified Cost $2)		2

Warrant—0.0%
Communication Services—0.0%
iHeartMedia, Inc.(17)	1,228	17
Total Warrant (Identified Cost $21)		17

Total Long-Term Investments—138.6% (Identified Cost $622,486)		647,896(19)

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
	Shares	Value

Short-Term Investments—5.0%
Purchased Options—3.8%
(See open purchased options schedule)
Total Purchased Options (Premiums paid $362)		$17,599

Money Market Mutual Fund—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.495%)(18)	5,671,404	5,671(19)
Total Money Market Mutual Fund (Identified Cost $5,671)		5,671

Total Short-Term Investments (Identified Cost $6,033)		23,270

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—143.6% (Identified Cost $628,519)		671,166

Written Options—(4.7)%
(See open written options schedule)
Total Written Options (Premiums received $629)		(21,782)

Value

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—138.9% (Identified Cost $627,890)	$649,384
Other assets and liabilities, net—(38.9)%	(181,916)
NET ASSETS—100.0%	$467,468

Abbreviations:
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
PIK	Payment-in-Kind Security
SBA	Small Business Administration

Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, these securities amounted to a value of $150,546 or 32.2% of net assets.
(4)	All or a portion of the security is segregated as collateral for written options.
(5)	Variable rate security. Rate disclosed is as of February 29, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	86% of the income received was in PIK and 14% was in cash.
(8)	No contractual maturity date.
(9)	Amount is less than $500.
(10)	Interest payments may be deferred.
(11)	100% of the income received was in cash.
(12)	The first payment of cash and/or principal will be made on June 30, 2020.
(13)	Security in default, interest payments are being received during the bankruptcy proceedings.
(14)	This loan will settle after February 29, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(15)	Value shown as par value.
(16)	Interest may be forfeited.
(17)	Non-income producing.
(18)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(19)	All or a portion of the portfolio segregated as collateral for borrowings.

Foreign Currencies:
MXN	Mexican Peso

Country Weightings†
United States	65%
Canada	9
Australia	5
Spain	5
Italy	2
United Kingdom	2
Netherlands	2
Other	10
Total	100%
† % of total investments, net of written options, as of February 29, 2020.

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
Open Purchased Options Contracts as of February 29, 2020 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options
S&P 500® Index	236	$74,812	$3,170	3/2/20	$6,046
S&P 500® Index	214	68,159	3,185	3/4/20	5,653
S&P 500® Index	196	60,564	3,090	3/6/20	4,064
S&P 500® Index	157	44,745	2,850	3/9/20	1,485
S&P 500® Index	91	24,798	2,725	3/11/20	340
					17,588
Call Options
S&P 500® Index	236	83,072	3,520	3/2/20	1
S&P 500® Index	214	76,184	3,560	3/4/20	1
S&P 500® Index	196	69,286	3,535	3/6/20	4
S&P 500® Index	157	54,950	3,500	3/9/20	3
S&P 500® Index	91	31,622	3,475	3/11/20	2
					11
Total Purchased Options					$17,599

Open Written Options Contracts as of February 29, 2020 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options
S&P 500® Index	236	$75,992	$3,220	3/2/20	$(7,964)
S&P 500® Index	214	69,336	3,240	3/4/20	(7,522)
S&P 500® Index	196	61,740	3,150	3/6/20	(4,391)
S&P 500® Index	157	45,923	2,925	3/9/20	(1,159)
S&P 500® Index	91	25,935	2,850	3/11/20	(723)
					(21,759)
Call Options
S&P 500® Index	236	81,892	3,470	3/2/20	(1)
S&P 500® Index	214	75,007	3,505	3/4/20	(4)
S&P 500® Index	196	68,110	3,475	3/6/20	(6)
S&P 500® Index	157	53,772	3,425	3/9/20	(5)
S&P 500® Index	91	30,485	3,350	3/11/20	(7)
					(23)
Total Written Options					$(21,782)

Footnote Legend:
(1)	Strike price not reported in thousands.
See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of February 29, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 29, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$21,235	$—	$20,923	$312
Corporate Bonds and Notes	123,212	—	123,212	—(1)(2)
Foreign Government Securities	21,981	—	21,981	—
Leveraged Loans	26,302	—	26,302	—
Mortgage-Backed Securities	53,081	—	52,896	185
Municipal Bonds	3,401	—	3,401	—
U.S. Government Security	3,940	—	3,940	—
Equity Securities:
Common Stocks	387,321	274,571	112,750	—
Exchange-Traded Fund	2,579	2,579	—	—
Preferred Stocks	4,825	514	4,311	—
Rights	2	—	2	—
Warrant	17	—	17	—
Money Market Mutual Fund	5,671	5,671	—	—
Purchased Options	17,599	17,592	7	—
Total Investments, before Written Options	671,166	300,927	369,742	497
Liabilities:
Written Options	(21,782)	(21,782)	—	—
Total Investments, Net of Written Options	$649,384	$279,145	$369,742	$497
There were no transfers into or out of Level 3 related to securities held at February 29, 2020.
(1) Amount is less than $500.
(2) Includes internally fair valued securities.
Securities held by the Fund with an end of period value of $111 were transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended February 29, 2020.
See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
FINANCIAL HIGHLIGHTS (Unaudited)
February 29, 2020
(Reported in thousands except for the per share amounts)
	Total Net Assets		Net Asset Value per share
Beginning of period: November 30, 2019		$487,899		$10.33
Net investment income*	$4,007		$0.08
Net realized and unrealized loss on investments	(9,832)		(0.20)
Dividends from net investment income and distributions from net long-term and short-term capital gains**	(16,031)		(0.34)
Capital share transactions: Issuance of common stock related to reinvestment of distributions	1,425		—
Net increase (decrease) in net assets/net asset value		(20,431)		(0.46)
End of period: February 29, 2020		$467,468		$9.87

*	Calculated using average shares outstanding.
**	Please note that the tax status of our distributions is determined at the end of the taxable year. However, based on interim data as of February 29, 2020, we estimate that 23.0% of distributions will represent net investment income, and 77.0% will represent return of capital. Also refer to inside front cover for information on the Managed Distribution Plan.

VIRTUS TOTAL RETURN FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into and out of Level 3 at the end of the reporting period.
•    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are

VIRTUS TOTAL RETURN FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.

CERTIFICATION
The Fund’s Chief Executive Officer (“CEO”) will file the required annual CEO certification regarding compliance with the NYSE’s listing standards no more than 30 days after the Fund’s annual shareholder meeting. The Fund has included the certifications of the Fund’s CEO and Principal Financial Officer required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC for the period of this report.
KEY INFORMATION
Shareholder Relations: 1-866-270-7788
For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information.
REINVESTMENT PLAN
The Automatic Reinvestment and Cash Purchase Plan (the “Plan”) offers shareholders a convenient way to acquire additional shares of the Fund. Registered holders will be automatically placed in the Plan. If shares are held at a brokerage firm, contact your broker about participation in the Plan.
REPURCHASE OF SECURITIES
Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.
PROXY VOTING INFORMATION (FORM N-PX)
The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788. Information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is also available through the SEC’s website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form NPORT-P. Form NPORT-P is available on the SEC’s website at https://www.sec.gov.

VIRTUS TOTAL RETURN FUND INC.
101 Munson Street
Greenfield, MA 01301-9668
Board of Directors
George R. Aylward
Donald C. Burke
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
James B. Rogers, Jr.
R. Keith Walton
Brian T. Zino
William R. Moyer, Advisory Member
Thomas J. Brown, Honorary Member
Hassell H. McClellan, Honorary Member
Richard E. Segerson, Honorary Member
Officers
George R. Aylward, President and Chief Executive Officer
Francis G. Waltman, Executive Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Peter Batchelar, Senior Vice President
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Administrator
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Transfer Agent
Computershare
P.O. Box 505005
Louisville, KY 40233-5005
Fund Counsel
Sullivan & Worcester LLP
1666 K Street, NW
7th Floor
Washington, DC 20006
How to Contact Us
Shareholder Services	1-866-270-7788
Website	www.Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of such reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-866-270-7788.

Virtus Total Return Fund Inc.
c/o Computershare Investor Services
P.O. Box 505005
Louisville, KY 40233-5005
For more information about
Virtus Closed-End Funds, please
contact us at 1-866-270-7788
or closedendfunds@virtus.com
or visit Virtus.com.
Q-1	04-20